Document and Entity Information	Nov. 23, 2021
Cover [Abstract]
Entity Registrant Name	CINCINNATI BELL INC
Amendment Flag	false
Entity Central Index Key	0000716133
Document Type	8-K
Document Period End Date	Nov. 23, 2021
Entity Incorporation State Country Code	OH
Entity File Number	001-8519
Entity Tax Identification Number	31-1056105
Entity Address, Address Line One	221 East Fourth Street
Entity Address, City or Town	Cincinnati
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	45202
City Area Code	(513)
Local Phone Number	397-9900
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false